Provisions - Non-tax-related proceedings (Details) zł in Millions	3 Months Ended	12 Months Ended							36 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) claim case attorney_general	Dec. 31, 2019 GBP (£) claim case attorney_general	Dec. 31, 2019 PLN (zł) claim case attorney_general	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2018 GBP (£)	Jan. 01, 2018 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of provision matrix [line items]
Provisions	€ 13,987,000,000	€ 13,987,000,000			€ 13,225,000,000	[1]		€ 14,489,000,000	€ 13,987,000,000				€ 14,686,000,000	€ 14,459,000,000
Cumulative customer complaints | claim		4,400,000.0	4,400,000.0	4,400,000.0
Number of claims under review | claim		327,000	327,000	327,000
Number of future expected claims | claim		49,000	49,000	49,000
Number of additional PPI claims that results in additional charge | claim		10,000	10,000	10,000
Number of state attorneys general represented by executive committee | attorney_general		33	33	33
Arbitration cases received FINRA | case		751	751	751
Arbitration cases pending FINRA | case		439	439	439
Balance of relevant mortgage loans that could result in an additional charge to provisions	4,300,000,000	€ 4,300,000,000							4,300,000,000
Compensation sought in litigation claim		€ 112,000,000
"Planos Econmicos"
Disclosure of provision matrix [line items]
Period of suspension of economic plan process		2 years	2 years	2 years
Legal Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration matter, amount claimed by entity		€ 66,000,000
Arbitration matter, amount claimed by counterparty		56,800,000
Floor Clauses
Disclosure of provision matrix [line items]
Provisions	79,900,000	79,900,000			104,000,000				79,900,000
Maximum risk		900,000,000
Provision used, other provisions		45,000,000			119,000,000			€ 238,000,000	402,000,000
Provision for PPI
Disclosure of provision matrix [line items]
Provisions	222,000,000	222,000,000			€ 275,000,000				222,000,000	£ 189,000,000		£ 246,000,000
Additional provisions charged to income statement	0
Provision for every 10,000 additional PPI claims
Disclosure of provision matrix [line items]
Additional provisions charged to income statement		192,000,000	£ 169,000,000				£ 0
Provision for CHF Polish Mortgage Loans
Disclosure of provision matrix [line items]
Provisions	€ 41,000,000	41,000,000							€ 41,000,000		zł 173
IFRS Scenario Plan | Provision for every 10,000 additional PPI claims
Disclosure of provision matrix [line items]
Additional provisions charged to income statement		3,700,000	£ 3,300,000
CHF
Disclosure of provision matrix [line items]
Portfolio of mortgage loans denominated or indexed to CHF		€ 2,323,000,000		zł 9,891

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).